UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2007

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited)	December 31, 2007

Face Amount	Security(a)(b)	Value
SENIOR COLLATERALIZED LOANS — 100.0%
Aerospace/Defense — 2.5%
$1,500,000	Be Aerospace Inc., Term Loan B, 6.470% to 6.790% due 3/31/08	$1,496,562
1,346,521	CACI International Inc., Term Loan, 6.500% to 6.650% due 12/31/08	1,309,492
1,287,374	ILC Industries Inc., First Lien Term Loan, 7.093% due 3/28/08	1,245,533
1,536,757	Transdigm Inc., Term Loan B, 6.858% due 3/31/08	1,504,822
	Total Aerospace/Defense	5,556,409
Automotive — 3.4%
	Hertz Corp.:
319,366	Synthetic Letter of Credit, 4.910% due 3/21/08	313,286
1,510,287	Term Loan, 6.750% to 6.920% due 3/17/08	1,481,534
1,218,875	Kar Holdings, Term Loan B, 7.080% due 3/31/08	1,147,048
540,540	Keystone Automotive Industries Inc., Term Loan B, 8.394% to 8.725% due 1/31/08
	Mark IV Industries Inc.:	493,693
445,005	First Lien Term Loan, 9.330% to 10.750% due 3/31/08	423,450
250,000	Second Lien Term Loan, 10.610% to 10.900% due 3/27/08	234,583
2,415,260	Tire Rack Inc., Term Loan B, 6.600% to 6.610% due 3/28/08	2,336,765
1,244,745	United Components Inc., Term Loan D, 6.890% to 7.210% due 2/11/08	1,201,179
	Total Automotive	7,631,538
Broadcast Radio and Television — 4.4%
2,276,786	Citadel Communication Group, Term Loan B, 6.455% to 6.475% due 3/28/08	2,070,452
1,062,162	CMP Susquehanna Corp., Term Loan B, 6.875% to 7.273% due 1/31/08	996,109
2,493,734	Lodgenet Entertainment Corp., Term Loan B, 6.830% due 3/31/08	2,404,895
2,785,659	National Cinemedia Inc., Term Loan B, 6.870% due 3/13/08	2,623,960
2,000,000	Univision Communications, Term Loan B, 7.095% to 7.210% due 1/31/08	1,827,500
	Total Broadcast Radio and Television	9,922,916
Building and Development — 6.4%
	Building Materials Holding Corp.:
672,775	Second Lien Term Loan, 10.688% due 1/24/08	498,414
1,980,075	Term Loan, 7.938% due 1/23/08	1,675,993
1,627,960	Capital Automotive REIT, Term Loan, 6.980% due 1/2/08	1,595,586
1,215,701	Contech Construction Products Inc., Term Loan, 6.850% to 7.250% due 1/31/08	1,160,995
	Custom Building Products Inc.:
1,000,000	Second Lien Term Loan, 9.718% due 3/31/08	950,000
1,121,411	Term Loan B, 6.968% to 7.080% due 6/30/08	1,059,733
1,143,020	Infrastrux Group Inc., Term Loan B, 9.322% due 1/2/08	1,071,581
279,255	Kyle Acquisition Group LLC, Term Loan B, 8.375% due 1/31/08	248,537
1,321,615	Panolam Industries International, Term Loan, 7.593% due 3/31/08	1,255,535
	Pike Electric Inc.:
211,338	Term Loan B, 6.750% due 1/14/08	208,168
240,485	Term Loan C, 6.500% due 1/22/08	236,878
2,468,750	Shea Capital I LLC, Term Loan, 6.830% due 3/31/08	2,098,437
2,500,000	South Edge LLC, Term Loan C, 6.875% due 1/31/08	2,250,000
	Total Building and Development	14,309,857
Business Equipment and Services — 9.7%
2,209,821	Asurion Corp., First Lien Term Loan, 7.878% due 2/5/08	2,137,312
1,209,688	Beacon Sales Acquisition Inc., Term Loan B, 7.081% to 8.000% due 3/31/08	1,100,816
1,000,000	Belfor U.S.A., Term Loan B, 8.236% due 1/4/08	995,000
	Corporate Express U.S. Finance Inc.:
996,553	New Term Loan D, 6.966% to 6.983% due 3/18/08	976,622
627,908	Term Loan D-1, 6.991% to 7.010% due 3/17/08	610,876

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security(a)(b)	Value
Business Equipment and Services — 9.7% (continued)
	Deluxe Entertainment Service Group Inc.:
$99,430	Canadian Term Loan, 7.080% due 3/31/08	$90,979
51,540	Letter of Credit, 4.730% due 3/31/08	47,159
100,000	Second Lien Term Loan, 10.830% due 3/31/08	91,000
1,075,674	Term Loan, 7.080% due 3/31/08	984,242
	Educate Services Inc.:
460,436	First Lien Term Loan, 7.448% to 8.500% due 3/31/08	435,112
286,000	Second Lien, 10.450% due 1/2/08	270,985
2,477,349	Education Management Corp., Term Loan B, 6.625% due 3/31/08	2,378,255
829,166	Intralinks Inc., Term Loan, 7.981% due 1/2/08	762,833
	JHCI Acquisitions Inc.:
583,418	First Lien Term Loan, 7.470% to 8.750% due 3/31/08	513,408
533,333	Second Lien, 10.700% due 1/22/08	418,667
836,504	Maxim Crane Works, L.P., Term Loan B, 7.225% to 8.250% due 3/31/08	782,132
1,875,000	Metavante Corp., Term Loan B, 6.660% due 2/1/08	1,826,953
1,829,731	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 7.387% to 7.743% due 3/10/08	1,701,650
799,968	NCO Group, Term Loan, 7.830% to 8.000% due 3/31/08	768,635
687,500	Neff Corp., Second Lien Term Loan, 8.404% due 6/4/08	552,793
	Riskmetrics Group Holdings LLC:
1,739,369	Second Lien Term Loan, 10.330% due 3/31/08	1,699,146
250,000	Term Loan B, 7.080% due 3/31/08	244,687
1,870,301	U.S. Investigations Services LLC, Term Loan, 7.910% due 3/25/08	1,769,772
379,782	Verifone Inc., Term Loan, 6.560% to 6.710% due 1/31/08	370,288
	Total Business Equipment and Services	21,529,322
Cable and Satellite Television — 2.7%
582,914	Bragg Communications Inc., Term Loan B Tranche Two, 7.581% due 2/28/08	582,914
4,000,000	Insight Midwest Holdings LLC, Term Loan B, 7.000% due 1/2/08	3,868,888
1,000,000	Intelsat (Bermuda) Ltd., Term Loan, 7.725% due 1/2/08	987,500
701,754	Virgin Media Investment Holding, Term Loan B4, 7.224% due 1/16/08	671,272
	Total Cable and Satellite Television	6,110,574
Chemicals/Plastics — 4.7%
825,190	Hercules Inc., Term Loan B, 6.617% to 6.714% due 1/17/08	823,127
	Hexion Specialty Chemicals, Inc.:
1,695,220	Term Loan C4, 7.188% due 2/4/08	1,641,052
798,483	Term Loan C5, 7.125% due 3/31/08	772,969
513,548	Huish Detergents Inc., Term Loan B, 6.830% due 3/31/08	449,355
	Kik Custom Products:
95,446	Canadian Term Loan, 7.110% due 3/25/08	85,304
583,334	Second Lien Term Loan, 9.843% due 3/25/08	406,390
556,766	Term Loan B, 7.110% due 3/25/08	497,609
290,180	Polypore Inc., Term Loan B, 7.100% due 1/31/08	281,474
2,681,250	Rockwood Specialties Group Inc., Tranche E Term Loan, 6.460% due 1/31/08	2,592,619
	Texas Petrochemicals Corp.:
381,210	Letter of Credit, 7.375% due 3/31/08	367,034
1,129,406	Term Loan B, 7.375% to 7.500% due 3/31/08	1,087,407
1,456,394	Unifrax Corp., Term Loan B, 7.125% due 1/31/08	1,416,343
	Total Chemicals/Plastics	10,420,683
Clothing/Textiles — 0.7%
1,113,750	Gold Toe Investment Corp., First Lien Term Loan, 7.740% due 1/30/08	1,052,494
495,774	William Carter Co., Term Loan B, 6.355% to 6.460% due 1/31/08	480,901
	Total Clothing/Textiles	1,533,395

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security(a)(b)	Value
Conglomerates — 0.7%
	TriMas Corp.:
$281,250	Letter of Credit, 7.374% due 1/2/08	$276,680
1,203,516	Term Loan B, 7098% to 7.234% due 1/28/08	1,183,958
	Total Conglomerates	1,460,638
Containers and Glass Products — 2.1%
	Crown Americas LLC:
980,000	Term Loan, 6.619% due 2/15/08	960,400
1,960,000	Term Loan B, 6.619% due 2/15/08	1,920,800
1,795,024	Graphic Packaging International Inc., First Lien Term Loan, 6.907% to 7.231% due 1/25/08	1,732,946
	Total Containers and Glass Products	4,614,146
Cosmetics/Personal Care — 0.1%
231,527	Vi-Jon, Term Loan B, 7.105% to 7.250% due 2/21/08	225,739

Drugs — 2.4%
1,123,634	Cardinal Health Inc., Dollar Term Loan, 7.080% due 3/31/08	1,048,724
1,240,360	Leiner Health Products Group Inc., Term Loan B, 9.650% due 3/28/08	1,047,484
3,312,465	Royalty Pharma Finance Trust, Term Loan, 7.095% to 7.138% due 3/31/08	3,299,355
	Total Drugs	5,395,563
Ecological Services and Equipment — 0.9%
1,997,443	IESI Corp., Term Loan, 6.559% to 6.819% due 5/20/08	1,925,036

Electronics/Electric — 4.0%
333,334	Attachmate Corp., Second Lien Term Loan, 11.580% due 3/31/08	316,667
	Bridge Information Systems Inc.:
401,726	Multi-Draw Term Loan, 10.000% due 3/31/08 (c)	30,129
745,037	Term Loan B, 10.250% due 3/31/08 (c)	55,878
	Dealer Computer Services:
1,000,000	Second Lien Term Loan, 10.343% due 3/28/08	990,000
2,020,991	Term Loan, 6.843% due 3/28/08	1,962,888
2,042,106	Intergraph Corp., First Lien Term Loan, 6.845% to 7.081% due 2/28/08	1,968,080
1,602,956	Sabre Inc., Term Loan B, 6.960% due 1/31/08	1,465,794
2,238,750	Travelport, Delayed Draw Term Loan, 7.080% due 3/31/08	2,131,010
	Total Electronics/Electric	8,920,446
Equipment Leasing — 0.5%
1,125,166	Rent-a-Center Inc., Term Loan B, 6.580% to 7.270% due 8/15/08	1,067,502

Finance — 0.2%
263,708	CB Richard Ellis Group Inc., Term Loan B, 6.449% to 7.750% due 3/31/08	251,181
167,970	Tishman Speyer, Term Loan, 7.000% due 1/10/08	157,892
	Total Finance	409,073
Food Products — 3.5%
	American Seafoods Group LLC:
1,043,838	Term Loan B1, 6.580% due 3/31/08	1,009,260
821,086	Term Loan B2, 6.948% due 1/2/08	793,887
865,901	Birds Eye Foods Inc., Term Loan, 6.580% due 3/31/08	823,689
1,665,567	Michael Foods Inc., Term Loan B-1, 6.503% to 6.910% due 3/20/08	1,637,461
1,782,420	NPC International, Term Loan B, 6.580% to 7.140% due 3/28/08	1,677,703
1,897,092	Reddy Ice Group Inc., Term Loan, 6.998% due 1/14/08	1,849,665
	Total Food Products	7,791,665

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security(a)(b)	Value
Food/Drug Retailers — 1.6%
$1,137,187	Sagittarius Brands Inc., Term Loan B, 7.080% due 3/31/08	$1,037,683
1,870,289	Sbarro Inc., Term Loan B, 7.322% to 7.406% due 5/30/08	1,775,216
938,653	Smart & Final, First Lien Term Loan, 7.822% to 8.203% due 2/29/08	872,948
	Total Food/Drug Retailers	3,685,847
Forest Products — 1.9%
3,014,063	Domtar Inc., Term Loan, 6.403% due 1/18/08	2,899,959
	Smurfit-Stone Container Corp.:
182,676	Deposit Funded Loan, 7.124% due 1/2/08	179,073
293,721	Term Loan B, 6.875% to 7.125% due 3/3/08	287,928
261,990	Term Loan C, 7.125% to 7.250% due 3/3/08	256,955
560,840	Term Loan C1, 7.250% due 1/2/08	550,061
	Total Forest Products	4,173,976
Healthcare — 6.4%
496,250	Advanced Medical Optics Inc., Term Loan, 6.646% to 6.818% due 6/5/08	464,924
2,001,256	AMN Healthcare, Term Loan B, 6.580% due 3/31/08	1,952,475
	Carestream Health Inc.:
1,475,166	First Lien Term Loan, 6.830% to 7.327% due 3/31/08	1,358,996
1,000,000	Second Lien Term Loan, 10.081% to 10.577% due 1/31/08	932,500
201,666	Conmed Corp., Institutional Term Loan, 6.340% due 1/28/08	196,625
3,250,000	Davita Inc., Term Loan B1, 6.350% to 6.750% due 2/21/08	3,139,942
1,406,250	DJO Finance LLC, Term Loan B, 7.830% due 3/31/08	1,392,774
1,102,493	Fresenius Medical Care Holdings Inc., Term Loan B, 6.205% to 6.624% due 3/31/08	1,064,890
923,831	Medassets Inc., Term Loan B, 7.330% due 3/31/08	896,116
	Talecris Biotherepeutics Inc.:
479,982	First Lien Term Loan, 8.380% to 9.500% due 3/31/08	479,082
930,851	Second Lien Term Loan, 11.380% due 2/14/08	925,615
1,553,158	Vicar Operating Inc., Term Loan, 6.375% due 1/2/08	1,514,329
	Total Healthcare	14,318,268
Home Furnishings — 0.8%
	BL Sleep Innovations:
500,000	Second Lien Term Loan, 11.750% due 1/10/08	235,625
1,101,267	Term Loan, 8.000% due 1/10/08	816,774
750,269	Simmons Co., Term Loan D, 6.375% to 8.250% due 11/26/08	716,507
	Total Home Furnishings	1,768,906
Hotels/Motels/Inns and Casinos — 4.9%
2,353,511	Alliance Gaming Corp., Term Loan B, 8.636% due 1/9/08	2,351,059
1,846,164	Ameristar Casinos Inc., Initial Term Loan, 7.428% due 2/29/08	1,823,087
717,102	Green Valley Ranch Gaming LLC, First Lien Term Loan, 6.843% to 7.081% due 3/28/08	679,455
191,635	Greenwood Racing Inc., Term Loan B, 7.100% due 1/31/08	182,053
1,202,641	Isle of Capri Black Hawk LLC, Term Loan, 6.845% to 7.249% due 3/27/08	1,154,535
2,443,750	Penn National Gaming Inc., Term Loan B, 6.580% to 6.760% due 5/8/08	2,418,125
	Seminole Tribe of Florida:
310,526	Term Loan, 6.375% to 6.688% due 3/26/08	305,674
1,059,211	Term Loan B2, 6.688% due 3/3/08	1,042,660
1,082,996	Term Loan B3, 6.750% due 1/16/08	1,066,074
	Total Hotels/Motels/Inns and Casinos	11,022,722
Industrial Equipment — 4.9%
1,241,116	Baldor Electric Co., Term Loan B, 6.750% to 7.125% due 1/31/08	1,221,206
971,651	Enersys Inc., New Term Loan, 6.628% to 7.030% due 3/25/08	946,146

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security(a)(b)	Value
Industrial Equipment — 4.9% (continued)
	EPD Inc.:
$219,298	Delayed Draw Term Loan, 7.350% due 1/31/08	$211,348
1,531,250	Term Loan B, 7.460% due 1/31/08	1,475,743
1,727,545	Flowserve Corp., Term Loan, 6.375% to 6.688% due 3/31/08	1,685,077
257,703	Foamex International Inc., First Lien Term Loan, 7.278% to 7.493% due 1/17/08	237,087
108,750	Goodman Global Holdings Inc., Term Loan C, 6.139% due 1/2/08	107,866
	LN Acquisition Corp.:
150,757	Delayed Draw Term Loan B, 7.350% to 8.750% due 3/31/08	148,496
402,272	First Lien Term Loan, 7.300% due 1/2/08	396,238
277,778	Second Lien Term Loan, 10.870% due 3/13/08	273,611
2,403,220	Norcross Safety Products LLC, Term Loan, 7.314% to 8.250% due 3/31/08	2,343,140
1,915,073	Oshkosh Truck Corp., Term Loan B, 6.900% due 3/6/08	1,841,735
	Total Industrial Equipment	10,887,693
Leisure — 5.5%
689,008	Amscan Holdings Inc., Term Loan B, 7.250% to 8.500% due 3/31/08	640,778
	Auto Europe Group LLC:
558,511	First Lien Term Loan, 7.595% due 1/31/08	551,529
1,000,000	Second Lien Term Loan, 11.345% due 1/31/08	995,000
2,930,194	Regal Cinemas Inc., Term Loan, 6.330% due 3/31/08	2,789,844
750,000	Southwest Sports Group LLC, Term Loan, 7.375% due 1/31/08	733,125
1,852,069	Universal City Development Partners, L.P., Term Loan B, 6.680% to 7.000% due 3/20/08	1,816,185
3,496,970	Warner Music Group Acquisition Corp., Term Loan, 7.015% to 7.151% due 2/29/08	3,348,348
1,554,688	Zuffa, Term Loan B, 6.938% due 2/19/08	1,329,258
	Total Leisure	12,204,067
Non-Ferrous Metals/Materials — 2.5%
1,047,567	Compass Minerals Group Inc., Term Loan, 6.330% to 6.590% due 9/11/08	1,026,616
	Novelis, Inc.:
397,164	CA Term Loan, 6.830% due 3/31/08	374,658
873,761	US Term Loan, 6.830% due 3/31/08	824,247
	Oxbow Carbon and Minerals Holdings LLC:
72,252	Delayed Draw Term Loan B, 6.830% due 3/31/08	67,556
807,080	Term Loan, 6.830% to 6.845% due 3/31/08	754,620
2,632,765	Walter Industries Inc., Term Loan B, 6.580% to 7.002% due 3/31/08	2,553,782
	Total Non-Ferrous Metals/Materials	5,601,479
Oil & Gas — 6.7%
	Alon USA Inc.:
277,075	Edgington Term Loan, 7.095% due 1/31/08	267,377
2,216,596	Paramount Term Loan, 7.095% due 1/31/08	2,139,015
1,607,330	Astoria Generating Co. Acquisitions LLC, Term Loan B, 6.910% to 6.930% due 3/24/08	1,561,521
	Coffeyville Resources LLC:
345,413	Letter of Credit, 8.481% due 1/2/08	335,590
1,126,510	Tranche D Term Loan, 8.481% to 9.250% due 3/31/08	1,094,476
1,232,701	Dresser Inc., Term Loan B, 7.345% to 7.449% due 2/19/08	1,183,701
817,884	Helix Energy Solutions Group Inc., Term Loan B, 6.830% to 7.204% due 1/31/08	794,778
829,167	Hercules Offshore Inc., Term Loan B, 6.580% due 3/31/08	804,603
1,757,608	Semgroup, L.P., Term Loan, 6.845% due 1/31/08	1,704,880
	Targa Resources:
378,682	Synthetic Letter of Credit, 7.168% due 1/2/08	371,203
674,905	Term Loan B, 6.830% to 6.906% due 5/30/08	661,576

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security(a)(b)	Value
Oil & Gas — 6.7% (continued)
$1,869,748	Volnay Acquisition Co. I, Term Loan B, 6.845% due 1/31/08	$1,832,353
2,309,821	Western Refining Co., L.P., Term Loan, 6.595% due 1/31/08	2,198,181
	Total Oil & Gas	14,949,254
Publishing — 4.9%
1,584,955	Advanstar Communications Inc., First Lien Term Loan, 7.093% due 3/28/08	1,450,234
2,500,000	Dex Media East LLC, Delayed Draw Term Loan B, 7.020% due 2/26/08	2,482,033
1,917,141	Dex Media West LLC, Term Loan B2, 6.330% to 6.700% due 3/31/08	1,874,905
	Gatehouse Media Operating Inc.:
262,973	Delayed Draw Term Loan, 7.070% to 7.250% due 2/29/08	227,340
704,769	Term Loan B, 7.070% due 2/29/08	609,272
1,000,000	Lamar Media Corp., Term Loan, 6.375% due 1/31/08	996,250
1,825,753	R.H. Donnelley Inc., Term Loan D-1, 6.330% to 6.590% due 3/31/08	1,771,894
1,492,936	Wenner Media LLC, Term Loan B, 6.593% due 3/31/08	1,442,550
	Total Publishing	10,854,478
Retailers — 2.6%
1,344,123	Claire’s Stores Inc., Term Loan B, 7.580% to 7.595% due 3/31/08	1,136,288
328,947	J Crew Group, Term Loan B, 6.615% to 6.834% due 1/25/08	320,450
829,146	Michaels Stores Inc., Term Loan B, 7.188% to 7.625% due 2/11/08	764,887
2,468,354	Neiman-Marcus Group Inc., Term Loan, 6.900% to 7.002% due 3/6/08	2,379,597
1,237,500	Petco Animal Supplies Inc., Term Loan, 7.210% to 7.448% due 1/31/08	1,189,289
	Total Retailers	5,790,511
Steel — 0.5%
324,780	Algoma Steel, Term Loan B, 7.330% due 6/20/08	309,353
	Tube City IMS Corp.:
81,081	Letter of Credit, 7.548% due 1/2/08	78,513
663,902	Term Loan, 7.080% due 3/31/08	642,878
	Total Steel	1,030,744
Surface Transport — 0.4%
	Coach America Holdings Inc.:
504,735	First Lien Term Loan B, 7.981% due 1/2/08	426,501
500,000	Second Lien Term Loan, 11.360% due 3/27/08	312,500
103,419	Synthetic Letter of Credit, 7.580% due 3/31/08	87,389
	Total Surface Transport	826,390
Telecommunications/Cellular Communications — 5.1%
2,390,833	Centennial Communications Corp., New Term Loan, 6.830% to 7.081% due 3/31/08	2,336,043
791,250	Cincinnati Bell Inc., Term Loan, 5.989% to 7.064% due 12/3/08	769,787
1,488,750	Crown Castle Operating Co., Term Loan B, 6.644% due 1/2/08	1,423,884
2,000,000	FairPoint Communications Inc., Additional Replacement Term Loan, 6.625% due 3/31/08	1,978,000
280,404	Hargray Communications Group Inc., Term Loan B, 7.080% due 3/31/08	271,729
1,965,050	Metropcs Wireless Inc., Term Loan B, 7.125% to 7.188% due 3/31/08	1,891,225
2,732,999	Ntelos Inc., First Lien Term Loan, 7.080% due 1/2/08	2,701,569
	Total Telecommunications/Cellular Communications	11,372,237
Utilities — 2.4%
	Covanta Holding Corp.:
164,948	Letter of Credit, 6.203% due 3/31/08	157,388
332,539	Term Loan B, 6.250% to 7.063% due 6/30/08	317,297
1,287,682	Energy Investors Funds, Term Loan, 6.963% to 6.994% due 1/11/08	1,210,421
	Firstlight Power Resources Inc.:
105,691	Letter of Credit, 7.375% due 3/31/08	99,966

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security(a)(b)	Value
Utilities — 2.4% (continued)
$250,000	Second Lien Term Loan, 9.438% due 3/25/08	$232,969
860,331	Term Loan B, 7.430% due 3/20/08	813,730
295,328	LS Power Acquisition, Term Loan B, 6.850% due 1/31/08	293,482
1,466,667	Reliant Energy Inc., Letter of Credit, 5.105% due 1/2/08	1,385,084
	TPF Generation Holdings LLC:
154,214	Letter of Credit, 7.198% due 1/2/08	148,817
48,343	Revolver, 7.298% due 1/2/08	46,651
781,582	Term Loan B, 6.830% due 3/31/08	754,227
	Total Utilities	5,460,032
	TOTAL INVESTMENTS — 100.0% (Cost — $233,267,514#)	$222,771,106

(a)	The maturity date represents the last in range of maturity dates.
(b)

Interest rates disclosed represent the effective rates on loans and debt securities that are ineffect at December 31, 2007. Ranges in interest rates are attributable to multiple contracts under the same loan.

(c)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
Term – Term Loan typically with a First Lien on specified assets.
Second Lien – Subordinate Loan to First Lien.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent effects to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors.  In fair valuing a loan, Legg Mason Partners Fund Advisors, LLC. (“LMPFA”), with the assistance of the Citigroup Alternative Investments LLC (“CAI”), the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the credit agreement is executed. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into.

2.  Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,695
Gross unrealized depreciation	(10,536,103)
Net unrealized depreciation	$(10,496,408)

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: February 27, 2008